Income tax and deferred taxes (Details 10) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Consolidated income before taxes	$ 238,538	$ 390,622	$ 621,038
Income tax rate in force in Chile	27.00%	27.00%	27.00%
Tax expense using the statutory tax rate	$ (64,405)	$ (105,468)	$ (167,680)
Net effect of royalty tax payments	(4,659)	(4,314)	(4,919)
Effect of fines affected by article 21 and passive income	(1,804)	(724)	(2,957)
Tax effect of revenue from regular activities exempt from taxation	1,786	2,376	1,446
Tax rate effect of non-tax-deductible expenses for determining taxable profit (loss)	(2,987)	(2,128)	(2,327)
Tax effect of tax rates supported abroad	(2,077)	(252)	(8,714)
Surplus provision Internal revenue service	0	0	3,517
Effects of changes resulting from classifying a permanent item as a temporary one	4,826	0	0
Other tax effects from the reconciliation between the accounting income and tax expense	(859)	491	2,659
Tax expense using the effective rate	$ (70,179)	$ (110,019)	$ (178,975)